                       NATIONWIDE VARIABLE INSURANCE TRUST

                      Federated NVIT High Income Bond Fund
                          NVIT International Value Fund
                           JPMorgan NVIT Balanced Fund
                       Van Kampen NVIT Comstock Value Fund
                     Van Kampen NVIT Multi Sector Bond Fund

                       Supplement Dated February 12, 2008
                       to the Prospectus Dated May 1, 2007

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

     At a special  meeting of the Board of Trustees  (the "Board") of Nationwide
Variable  Insurance  Trust (the "Trust") held on January 9, 2008,  the following changes to  subadvisers of the NVIT  International  Value Fund (the "Fund") were approved by the Board:  (1)  termination of The Boston Company Asset  Management
("TBC")  as a Fund  subadviser,  and (2) the  addition  of  JPMorgan  Investment
Management  Inc.  ("JPMorgan")  as a new  subadviser to the Fund. As a result of these changes,  effective February 7, 2008, the following amendments are made to the Prospectus as they relate to the Fund:

1. In the "NVIT International Value Fund Summary and Performance" section, under the "Principal  Strategies"  heading on page 6, the last sentence is deleted and replaced with the following:

     NFA has selected  AllianceBernstein L.P. and JPMorgan Investment Management
     Inc.  as  subadvisers  to each  manage a  separate  portion  of the  Fund's portfolio on a day-to-day basis.

2. In the "Fund Management" section, under the "Subadvisers" heading on page 23, the  paragraph  describing  TBC  is  deleted  and  the  following  replaces  the description of JPMorgan:

     JPMorgan  Investment  Management Inc.  ("JPMorgan"):  245 Park Avenue,  New
     York, NY 10167, a wholly-owned  indirect subsidiary of JPMorgan Chase &
     Co., a bank  holding  company,  is the  subadviser  for the  JPMorgan  NVIT
     Balanced  Fund and a  subadviser  for a portion  of the NVIT  International
     Value Fund. JPMorgan offers a wide range of investment  management services and acts as investment adviser to corporate and institutional clients.

3. In the "Fund Management" section,  under the heading "Portfolio  Management -
NVIT  International  Value Fund" on page 24, the first  paragraph is deleted and replaced with the following:

     The portion of the Fund  subadvised by JPMorgan is managed on a team basis.
     Gerd Woort-Menker,  the lead portfolio manager,  is ultimately  responsible for the final  decision with respect to sales and purchases on this portion of the Fund.  He works in  partnership  with Jeroen  Huysinga  and Georgina
     Perceval Maxwell in the decision making process. Mr. Woort-Menker, Managing
     Director,  joined JPMorgan in 1987 as a research analyst covering insurance stocks.  He later became the head of European research and global research, before  becoming  a  portfolio  manager  in 2001.  Mr.  Huysinga,  Managing
     Director, joined JPMorgan as a portfolio manager in 1997. Ms. Maxwell, Vice
     President, also joined JPMorgan as a portfolio manager in 1997.

You will receive an Information  Statement as required under the Trust's Manager of Manager's Exemptive Order with more detailed information about JPMorgan.

PS-NSUB-5 (1-08)              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       NATIONWIDE VARIABLE INSURANCE TRUST

                      FEDERATED NVIT HIGH INCOME BOND FUND
                      GARTMORE NVIT DEVELOPING MARKETS FUND
                       GARTMORE NVIT EMERGING MARKETS FUND
                       GARTMORE NVIT GLOBAL UTILITIES FUND
                     GARTMORE NVIT INTERNATIONAL GROWTH FUND
                      GARTMORE NVIT WORLDWIDE LEADERS FUND
                 NATIONWIDE NVIT GLOBAL FINANCIAL SERVICES FUND
                   NATIONWIDE NVIT GLOBAL HEALTH SCIENCES FUND
            NATIONWIDE NVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
                      NATIONWIDE NVIT GOVERNMENT BOND FUND
                           NATIONWIDE NVIT GROWTH FUND
              NATIONWIDE NVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
        NATIONWIDE NVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
              NATIONWIDE NVIT INVESTOR DESTINATIONS MODERATE FUND
       NATIONWIDE NVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
            NATIONWIDE NVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
                       NATIONWIDE NVIT MID CAP GROWTH FUND
                        NATIONWIDE NVIT MONEY MARKET FUND
                      NATIONWIDE NVIT MONEY MARKET FUND II
                    NATIONWIDE NVIT U.S. GROWTH LEADERS FUND
                NATIONWIDE MULTI-MANAGER NVIT SMALL COMPANY FUND
               NATIONWIDE MULTI-MANAGER NVIT SMALL CAP GROWTH FUND
               NATIONWIDE MULTI-MANAGER NVIT SMALL CAP VALUE FUND
                              NVIT NATIONWIDE FUND
                          NVIT NATIONWIDE LEADERS FUND
                              NVIT BOND INDEX FUND
                            NVIT ENHANCED INCOME FUND
                          NVIT INTERNATIONAL INDEX FUND
                          NVIT INTERNATIONAL VALUE FUND
                             NVIT MID CAP INDEX FUND
                           NVIT S&P 500 INDEX FUND
                            NVIT SMALL CAP INDEX FUND
                          JP MORGAN NVIT BALANCED FUND
                       VAN KAMPEN NVIT COMSTOCK VALUE FUND
                     VAN KAMPEN NVIT MULTI SECTOR BOND FUND

                    Supplement dated February 12, 2008 to the
              Statement of Additional Information dated May 1, 2007

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.  Effective  January 31, 2008,  John H. Grady  resigned as President and Chief
Executive  Officer of the Trust.  All references to John H. Grady in the section entitled  "Trustees  and  Officers  of the  Trust" and in the  section  entitled
"Distributor" are amended accordingly.

2. Effective January 31, 2008, the Board of Trustees approved S. Timothy Grugeon as President and Chief Executive Officer of the Trust. Mr. Grugeon is the acting
Chief Executive  Officer of Nationwide  Funds Group,  which includes  Nationwide
Fund Advisors,  Nationwide Fund Management LLC and Nationwide Fund  Distributors
LLC. He also has served as the Chief Operating Officer of Nationwide Funds Group
since May 2007. Mr. Grugeon also is the acting president of NWD Investments, the asset  management  operations  of Nationwide  Mutual  Insurance  Company,  which includes  Nationwide SA Capital Trust. From December 2006 until January 2008, he was Executive  Vice President of NWD  Investments.  He was Vice President of NWD
Investments  from 2003 through  2006,  and Chief  Operating  Officer of Corviant
Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       NATIONWIDE VARIABLE INSURANCE TRUST

                    AMERICAN FUNDS NVIT ASSET ALLOCATION FUND
                          AMERICAN FUNDS NVIT BOND FUND
                     AMERICAN FUNDS NVIT GLOBAL GROWTH FUND
                         AMERICAN FUNDS NVIT GROWTH FUND
                     AMERICAN FUNDS NVIT GROWTH-INCOME FUND

                    Supplement dated February 12, 2008 to the
              Statement of Additional Information dated May 1, 2007

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.  Effective  January 31, 2008,  John H. Grady  resigned as President and Chief
Executive  Officer of the Trust.  All references to John H. Grady in the section entitled  "Trustees  and  Officers  of the  Trust" and in the  section  entitled
"Distributor" are amended accordingly.

2. Effective January 31, 2008, the Board of Trustees approved S. Timothy Grugeon as President and Chief Executive Officer of the Trust. Mr. Grugeon is the acting
Chief Executive  Officer of Nationwide  Funds Group,  which includes  Nationwide
Fund Advisors,  Nationwide Fund Management LLC and Nationwide Fund  Distributors
LLC. He also has served as the Chief Operating Officer of Nationwide Funds Group
since May 2007. Mr. Grugeon also is the acting president of NWD Investments, the asset  management  operations  of Nationwide  Mutual  Insurance  Company,  which includes  Nationwide SA Capital Trust. From December 2006 until January 2008, he was Executive  Vice President of NWD  Investments.  He was Vice President of NWD
Investments  from 2003 through  2006,  and Chief  Operating  Officer of Corviant
Corporation, a subsidiary of NWD Investments, from 1999 through 2003.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE